Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31
	2025	2024
Net assets available for benefits per the financial statements	$71,680,974,169	$63,252,937,108
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts	(171,957,474)	(351,426,347)
Benefit obligations payable	(12,124,866)	(13,656,370)

Net assets available for benefits per Form 5500	$71,496,891,829	$62,887,854,391

The following is a reconciliation of total income per the financial statements to the Form 5500 for the year ended December 31, 2025:

Total Plan interest in the Stable Value Master Trust investment income per the
financial statements	$161,207,334
Adjustment from contract value to fair value for fully benefit-responsive investment contracts
End of year	(171,957,474)
Beginning of year	351,426,347

Total Plan interest in the Stable Value Master Trust investment income per Form 5500	$340,676,207

The following is a reconciliation of benefits paid to Plan participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefits paid to Plan participants per the financial statements	$4,802,205,675
Add: Benefit obligations payable at end of year	12,124,866
Less: Benefit obligations payable at beginning of year	(13,656,370)

Benefits paid to Plan participants per Form 5500	$4,800,674,171